OTHER LOSSES - NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
OTHER LOSSES - NET [abstract]
Loss on disposal of fixed assets - net	¥ (103,560)			¥ (93,914)	¥ (77,026)
Interest income from banks	24,736			25,209	18,974
Government grants	22,492			15,223	13,272
Dividend income from FVOCI(2017: AFS)	7,047			6,473	6,473
Income from compensation	1,092			2,176	295
Impairment of fixed assets (Note 6)	(20,697)			(10,364)	(11,185)
Impairment of trade receivables (Note 19)	0			0	(5,904)
Unwinding of interest accrued on long-term receivable	3,749			4,080	2,868
Income from disposal of subsidiaries	0			81	0
Renovation cost for the separation and transfer of facilities	0			(65,735)	0
Others	36,045			8,158	3,756
Other losses, net	¥ (29,096)	$ (4,179)		¥ (108,613)	¥ (48,477)

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.